Business combination agreement - Additional information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 03, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year		$ (651,973)	$ (70,393,000)	$ 65,075,000	$ (271,729,000)
Arqit Limited
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year		$ 651,973
Period for earnout consideration	3 years
Minimum share price for earnout consideration	$ 12.50
Threshold trading days for closing price of shares, earnout consideration	20 days
Threshold consecutive trading days for closing price of shares, earnout consideration	30 days
Number of earnout shares	10,000,000